\   As filed with the Securities and Exchange Commission on November 15, 2001
                        File Nos. 33-31894 and 811-5954

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 -------------
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 41                                         [X]
                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 43                                                        [X]
                                 --------------

                       THE CHARLES SCHWAB FAMILY OF FUNDS
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000
                                 --------------

                              Jeremiah H. Chafkin
                       The Charles Schwab Family of Funds

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                    (Name and Address of Agent for Service)

                          Copies of communications to:

Richard W. Grant, Esq.                  Martin E. Lybecker, Esq.          Koji Felton, Esq.
Morgan Lewis & Bockius LLP              Ropes & Gray                      Charles Schwab Investment
1701 Market Street                      One Franklin Square               Management, Inc.
Philadelphia, PA 19103                  1301 K Street, NW,                101 Montgomery Street
                                        Suite 800 East                    120K-14-109
                                        Washington, DC 20005              San Francisco, CA  94104


It is proposed that this filing will become effective (check appropriate box):

        / / Immediately upon filing pursuant to paragraph (b)
        / / On (date) pursuant to paragraph (b)
        / / 60 days after filing pursuant to paragraph (a)(1)
        / / On (date) pursuant to paragraph (a)(1)
        / / 75 days after filing pursuant to paragraph (a)(2)
        /X/ On February 2, 2002 pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:
        / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

(PAGE 1, COVER)

Prospectus
February 2, 2002

SCHWAB

Massachusetts Municipal Money Fund -
Sweep Shares(TM)

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Charles Schwab (logo)


(Page 2)


SCHWAB

Massachusetts Municipal Money Fund -
Sweep Shares(TM)

About The Fund

   4   Strategy
   5   Main Risks
   6   Performance
   6   Fund Fees and Expenses
   7   Fund Management

Investing In The Fund

   9   Buying Shares
  10   Selling/Exchanging Shares
  11   Transaction Policies
  12   Dividends and Taxes

(Page 3)


ABOUT THE FUND

The Schwab Massachusetts Municipal Money Fund seeks to provide high current yields while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.

Because the fund invests in municipal money market investments, its dividends generally are free from federal income tax and from Massachusetts personal income tax.

The fund is designed primarily for use as a Sweep Investment, in conjunction with a Schwab brokerage account. Customers with such an account can designate this fund as their account's primary fund.

(Page 4)

SCHWAB
Massachusetts Municipal Money Fund

TICKER SYMBOL
SWEEP SHARES

[Goal] The fund's goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Massachusetts personal income tax.

Strategy

To pursue its goal, the fund invests in money market securities from Massachusetts issuers and from municipal agencies, U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 per share price.

The fund intends to invest 80% of its total assets in municipal money market securities, and at least 80% in Massachusetts state and municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.

[Side Bar]  Money fund regulations

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

(Page 5)


Main Risks

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

Your investment is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The fund could lose money or underperform as a result of an investment default. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

The manager's maturity decisions also will affect the fund's yield, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

This fund invests primarily in securities issued by the state of Massachusetts and its municipalities. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-free status, also could affect performance.

Some of the fund's income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

[Friendly Voice] For Massachusetts taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

(Page 6)


Performance

Because this is a new fund, no performance figures are given. Performance information will appear in a future version of the fund's prospectus.

Fund Fees and Expenses

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.

Fee table (%)

SHAREHOLDER FEES                                         None

ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                          0.XX
Distribution (12b-1) fees                                None
Other expenses*                                          0.XX
                                                         ----
Total annual operating expenses                          0.XX
Expense reduction                                       (0.XX)
                                                         ----
Net operating expenses**                                 0.XX
                                                         ====

*  Based on estimated expenses for the current fiscal year.

** Guaranteed by Schwab and the investment adviser through 0/00/00 (excluding interest, taxes, certain non-routine and money fund insurance expenses, if any).

Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 Year       3 Years
$000         $000


[Friendly Voice] Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.

(Page 7)


Fund Management

The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for nearly __ million shareholder accounts. (All figures on this page are as of 00/00/00).

As the investment adviser, the firm oversees the asset management and administration of the Schwab Massachusetts Municipal Money Fund. As compensation for these services, the firm receives a management fee from the fund. This fee is calculated as follows: 0.38% of the first $1 billion, 0.35% of more than $1 billion but not exceeding $10 billion, 0.32% of more than $10 billion but not exceeding $20 billion, 0.30% of more than $20 billion but not exceeding $40 billion, 0.27% over $40 billion.

[Friend Voice] The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $XXX billion under management.


(Page 8)


Investing in the Fund

As a SchwabFunds(R) investor, you have a number of ways to do business with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

(Page 9)


Buying Shares

The information on these pages outlines how Schwab brokerage account investors can place "good orders," which are orders made in accordance with the fund's policies, to buy, sell and exchange shares of the fund.

The fund is designed for use in conjunction with a Schwab brokerage account. Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements.

When you designate this fund as the "primary fund" on your Schwab brokerage account, your uninvested cash balances will be invested automatically in this fund, according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your primary fund will be sold automatically to cover these transactions.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.

[Side Bar]  Buying shares through direct orders

In addition to automatic sweep purchases, it is possible to buy shares of the fund by placing a direct order, as you would with any other Schwab mutual fund.

The fund's minimum for initial direct investments is $10,000 ($5,000 for custodial accounts). The minimum additional direct investment is $1,000.

For initial direct purchases, you'll need to choose whether you want your dividends reinvested or paid to you. If you don't indicate a choice, your dividends will be reinvested.

Place direct orders using any of the methods described at right.

The fund is not an appropriate investment for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

(Page 9)


Selling/Exchanging Shares

When selling or exchanging shares, please be aware of the following policies:

-  The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less.

- Exchange orders are limited to other Schwab Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

-  You will need to keep at least $100 in any fund account you are not closing.

You may place direct orders to sell shares using any of the methods described below. For automatic sweep sales, see your account agreement.

Methods for placing direct orders

Schwab by Phone(TM)
Automated voice service or speak with a representative at 800-435-4000 (for TDD service, call 800-345-2550).

TeleBroker(R)
Automated touch-tone phone service at 800-272-4922.

SchwabLink
Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

Mail
Write to SchwabFunds(R) at:
P.O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

In person
Visit the nearest Charles Schwab branch office.

[Side Bar]  When placing orders

With every direct order to buy, sell or exchange shares you will need to include the following information:

-  Your name.

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers).

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

-  The dollar amount you would like to buy, sell or exchange.

- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

-  When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.

(Page 11)


Transaction Policies

The fund is open for business each day that both the New York Stock Exchange
(NYSE) and the Federal Reserve Bank of New York (the Fed) are open. The fund reserves the right to open for business on days the NYSE is closed but the Fed is open. The fund calculates its share price twice each business day, first at 10 a.m. Eastern time and again after the close of the fund (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1 per share.

Orders that are received in good order are executed at the next NAV to be calculated. However, phone orders received after 8 p.m. Eastern time will be executed at the next day's closing NAV, not at the morning NAV. Orders to buy shares that are accepted prior to the morning NAV calculation generally receive that day's dividend. Orders to buy shares that are accepted after the morning NAV but prior to the closing NAV generally will receive the next day's dividend. Shares sold or exchanged at the morning NAV generally don't receive that day's dividend, but those sold or exchanged at the closing NAV generally do.

The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

The fund and Schwab reserve certain rights, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling or exchanging your shares.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively impact their operations and orders that appear to be associated with short-term trading activities.

-  To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

-  To withdraw or suspend any part of the offering made by this prospectus.

(Page 12)

Dividends and Taxes

Any investment in the fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

As a shareholder, you are entitled to your share of the dividends the fund earns. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $.01, you may not receive a dividend payment. The fund does not expect to pay any capital gain distributions.

Ownership of the fund may have tax consequences. Dividends from the fund typically are free from federal and Massachusetts personal income taxes. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

While interest from municipal securities generally is free from federal income tax, some types of securities produce income that is subject to the federal alternative minimum tax (AMT). To the extent that the fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from the fund.

At the beginning of every year, the fund provides shareholders with information detailing the tax status of any dividends the fund declared during the previous calendar year. Schwab brokerage account customers also receive information on dividends and transactions in their monthly account statements.

(Page 13, Notes)


(Page 14, Notes)


(Page 15, Back Cover)


SCHWAB

Massachusetts Municipal Money Fund
Sweep Shares(TM)

To Learn More

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

Shareholder reports, which are mailed to current fund investors, discuss recent performance and fund holdings.

The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain free copies of these documents by contacting SchwabFunds(R). You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.

SEC File Number
Schwab Massachusetts Municipal Money Fund--
Sweep Shares(TM)  811-5954

Securities and Exchange Commission
Washington, D.C.  20549-0102
202-942-8090 (Public Reference Section)
www.sec.gov
publicinfo@sec.gov

SchwabFunds
P.O. Box 7575
San Francisco, CA  94120-7575
800-435-4000
www.schwab.com/schwabfunds

Prospectus
February 2, 2002

Charles Schwab (logo)


REGXXXXFLT-0X

(Page 15, Alternate Back Cover)


SCHWAB
Massachusetts Municipal Money Fund--
Sweep Shares(TM)

To Learn More

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

Shareholder reports, which are mailed to current fund investors, discuss recent performance and fund holdings.

The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain free copies of these documents by contacting SchwabFunds.(R) You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.

SEC File Number

Schwab Massachusetts Municipal Money Fund--
Sweep Shares(TM)  811-5954

Securities and Exchange Commission
Washington, D.C.  20549-0102
202-942-8090 (Public Reference Section)
www.sec.gov
publicinfo@sec.gov

SchwabFunds
P.O. Box 7575
San Francisco, CA  94120-7575
800-435-4000

www.schwab.com/schwabfunds

Prospectus
February 2, 2002

Charles Schwab (logo)


REGXXXXXFLD-0X

                       STATEMENT OF ADDITIONAL INFORMATION

                   SCHWAB MUNICIPAL MONEY FUNDS - SWEEP SHARES

                    SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

                                FEBRUARY 2, 2002

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund's prospectus dated February 2, 2002 (as amended from time to time).

To obtain a free copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, 24 hours a day, or write to the fund at P.O. Box 7575, San Francisco, California 94120-7575. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.

The fund is a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS

                                                                                                    Page
                                                                                                    ----
INVESTMENT OBJECTIVE, STRATEGY,
SECURITIES, RISKS AND LIMITATIONS .................................................................    2
MANAGEMENT OF THE FUND ............................................................................   10
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ...............................................   14
INVESTMENT ADVISORY AND OTHER SERVICES ............................................................   14
BROKERAGE ALLOCATION AND OTHER PRACTICES ..........................................................   16
DESCRIPTION OF THE TRUST ..........................................................................   16
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF SHAREHOLDER DOCUMENTS ..................   17
TAXATION ..........................................................................................   19
CALCULATION OF PERFORMANCE DATA ...................................................................   22
APPENDIX ..........................................................................................   23

      INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVE

Schwab Massachusetts Municipal Money Fund seeks maximum current income exempt from federal and Massachusetts state personal income taxes, consistent with liquidity and stability of capital. There is no guarantee the fund will achieve its objective.

The fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of the fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of the fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of the fund. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the 1940 Act), as amended, unless otherwise noted.

                              INVESTMENT STRATEGY

Schwab Massachusetts Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in Massachusetts municipal money market securities. The fund will normally invest at least 80% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects. The fund will normally invest at least 80% of its total assets in municipal money market securities of Massachusetts issuers.

                        INVESTMENT SECURITIES AND RISKS

BORROWING may subject the fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, the fund will not purchase securities while borrowings are outstanding or will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC).

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities.

CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities as well as moral obligations, which are sometimes issued with municipal securities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to the fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When the fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a series of an open-end investment management company. The fund is a non-diversified mutual fund. The fund follows the regulations set forth by the Securities and Exchange Commission (SEC) that dictate the diversification requirements for money market mutual funds. These requirements prohibit the fund from purchasing a security if, with respect to 75% of its assets, more than 5% of the fund's total assets would be invested in the securities of a single issuer. U.S. government and certain other securities are not subject to this limitation.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of the fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INTERFUND BORROWING AND LENDING. The fund may borrow money from and/or lend money to other funds/portfolios in the Schwab complex ("SchwabFunds"). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.

MATURITY OF INVESTMENTS The fund follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual funds. These requirements prohibit the fund from purchasing a security with a remaining maturity of more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, municipalities, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

MUNICIPAL LEASES are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are generally subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.

MUNICIPAL SECURITIES are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The fund may not be a desirable investment for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users because distributions from the fund attributable to interest on such bonds may not be tax exempt to such persons. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of an investment in the fund.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. The maturity date or price of and financial assets collateralizing a municipal money market security may be structured in order to make it qualify as or act like a municipal money market security. These securities may be subject to greater credit and interest rate risks than other municipal money market securities because of their structure.

Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.

Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The fund may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The fund also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically personal income tax of a state or locality.

The investment adviser relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by the fund.

PUTS are sometimes called demand features or guarantees, and are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or "put provider." When the fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.

QUALITY OF INVESTMENTS. The fund follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the fund to invest exclusively in high-quality securities. Generally high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical ratings organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities maybe rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. The fund's holdings of second tier "Conduit Securities" will not exceed 5% of its assets, and investments in second tier "Conduit Securities" of any one issuer will be limited to the greater of 1% of the fund's assets or $1 million.

Should a security's high-quality rating change after purchase by the fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund by the Board of Trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, tender option bonds may be issued under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional buyers, such as the fund, under Securities Act Rule 144A.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, the fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors the fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by the fund including those managed by its investment adviser. Because other investment companies employ investment advisers and other service providers, investments by the fund may cause shareholders to pay duplicative fees. The fund intends to purchase securities of other investment companies in compliance with the requirements of section 12(d)(1)(F) of the 1940 Act or any applicable exemptive relief received from the SEC. Under that section, the fund is prohibited from purchasing the securities of other investment companies if, as a result, the fund together with its affiliates would own more than 3% of the total outstanding securities of those investment companies. In addition, the fund will vote proxies in accordance with the instructions received or vote proxies in the same proportion as the vote of all other shareholders of the investment company. If exemptive relief is received from the SEC, the fund may purchase more than 3% of certain securities of other investment companies and will only hold such securities in conformity with any applicable order from the SEC.

STATE-SPECIFIC MUNICIPAL MONEY FUNDS are municipal money market funds, such as the fund, that invest primarily and generally in municipal money market securities issued by or on behalf of one state or one state's counties, municipalities, authorities or other subdivisions - Massachusetts in the case of this fund.

The fund's securities are subject to the same general risks associated with other municipal money market funds' securities. In addition, their values will be particularly affected by economic, political, geographic and demographic conditions and developments within Massachusetts. A fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities.

The fund is not suitable for investors who would not benefit from the tax-exempt character of the fund's investments, such as holders of IRAs, qualified retirement plans or other tax-exempt entities.

TAXABLE SECURITIES. Under normal conditions, the fund does not intend to invest in securities in which interest is subject to federal income and/or state and local personal income taxes. However, from time to time, as a defensive measure or under abnormal market conditions, the fund may make temporary investments in these securities, the interest on which is subject to federal income and/or state and local personal income taxes.

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses.

There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by the fund. In addition, the fund may exercise only its demand rights at certain times. The fund could suffer losses in the event that the issuer defaults on its obligation.

Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Interest payments are made on the bonds based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of the fund's investment limitations.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of the fund's outstanding voting shares.

THE FUND MAY NOT:

(1) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Lend or borrow money, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Underwrite securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Issue senior securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act presently restricts the fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, the fund may only make loans if expressly permitted by its investment policies.

Concentration. The Securities and Exchange Commission presently defines concentration as investing 25% or more of the fund's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.

Underwriting. Under the 1940 Act, underwriting securities involves the fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Senior Securities. Senior securities may include any obligation or instrument issued by the fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

Real Estate. The 1940 Act does not directly restrict the fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The fund has adopted a fundamental policy that would permit direct investment in real estate. However, the fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the fund's Board of Trustees.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

THE FUND MAY NOT:

(1) With respect to 75% of its total assets, purchase securities of any issuer (other than U.S. government securities or securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than 5% of total assets would be invested in the securities of such issuer; provided that the fund may not invest more than 5% of its total assets in securities of a single issuer unless such securities are first tier securities.

(2) Purchase second tier conduit securities of any issuer (other than securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than the greater of 1% of its total assets or $1 million would be invested in second tier conduit securities of such issuer.

(3) Purchase securities of other investment companies, except as permitted by the 1940 Act.

(4) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that

     (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(5) Purchase securities of any issuer (other than obligations of, or guaranteed by the U.S. government its agencies or instrumentalities), if, as a result, 25% or more of its total assets would be invested in the securities of an issuer from a single industry or group of industries.

(6) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(7) Purchase securities of any issuer if, as a result, more than 10% of its net assets would be invested in illiquid securities.

(8) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).

(9) Purchase securities on margin, except that the fund may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Except with respect to borrowings, concentration of investments and investments in illiquid securities, a later increase in percentage resulting from a change in values or net assets does not require the fund to sell an investment if it could not then make the same investment.

                             MANAGEMENT OF THE FUND

The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., are as follows:

                                           POSITION(S) WITH             PRINCIPAL OCCUPATIONS & AFFILIATIONS
NAME/DATE OF BIRTH                         THE TRUST
---------------------------------------    -------------------------    --------------------------------------------------
CHARLES R. SCHWAB*                         Chairman, Chief              Chairman and Co-Chief Executive Officer,
July 29, 1937                              Executive Officer and        Director, The Charles Schwab Corporation; Chief
                                           Trustee                      Executive Officer, Director, Schwab Holdings,
                                                                        Inc.; Chairman, Director, Charles Schwab & Co.,
                                                                        Inc., Charles Schwab Investment Management,
                                                                        Inc.; Director, The Charles Schwab Trust
                                                                        Company; Chairman, Schwab Retirement Plan
                                                                        Services, Inc.; Chairman and Director until
                                                                        January 1999, Mayer & Schweitzer, Inc. (a
                                                                        securities brokerage subsidiary of The Charles
                                                                        Schwab Corporation); Director, The Gap, Inc. (a

--------
* This trustee is an "interested person" of the trust.

                                                                        clothing retailer), Audiobase, Inc.
                                                                        (full-service audio solutions for the internet),
                                                                        Vodaphone AirTouch PLC (a telecommunications
                                                                        company) and Siebel Systems (a software company).

JOHN P. COGHLAN*                            President and Trustee       Vice Chairman and Executive Vice President, The
May 6, 1951                                                             Charles Schwab Corporation; Vice Chairman and
                                                                        Enterprise President, Retirement Plan Services
                                                                        and Services for Investment Managers, Charles
                                                                        Schwab & Co., Inc.; Chief Executive Officer and
                                                                        Director, Charles Schwab Investment Management,
                                                                        Inc.; President, Chief Executive Officer and
                                                                        Director, The Charles Schwab Trust Company;
                                                                        Director, Charles Schwab Asset Management
                                                                        (Ireland) Ltd.; Director, Charles Schwab
                                                                        Worldwide Funds PLC.

DONALD F. DORWARD                          Trustee                      Chief Executive Officer, Dorward & Associates
September 23, 1931                                                      (corporate management, marketing and
                                                                        communications consulting firm).  From 1996 to
                                                                        1999, Executive Vice President and Managing
                                                                        Director, Grey Advertising.  From 1990 to 1996,
                                                                        Mr. Dorward was President and Chief Executive
                                                                        Officer, Dorward & Associates (advertising and
                                                                        marketing/consulting firm).

ROBERT G. HOLMES                           Trustee                      Chairman, Chief Executive Officer and Director,
May 15, 1931                                                            Semloh Financial, Inc. (international financial
                                                                        services and investment advisory firm).

DONALD R. STEPHENS                         Trustee                      Managing Partner, D.R. Stephens & Company
June 28, 1938                                                           (investments).  Prior to 1996, Chairman and
                                                                        Chief Executive Officer of North American
                                                                        Trust (real estate investment trust).

MICHAEL W. WILSEY                          Trustee                      Chairman and Chief Executive Officer, Wilsey
August 18, 1943                                                         Bennett, Inc. (truck and air transportation,
                                                                        real estate investment and management, and
                                                                        investments).

MARIANN BYERWALTER                         Trustee                      Vice President for Business Affairs and Chief
August 13, 1960                                                         Financial Officer, Stanford University (higher
                                                                        education).  Prior to February 1996, Ms.
                                                                        Byerwalter was Chief Financial Officer of Eureka
                                                                        Bank (savings and loans) and Chief Financial
                                                                        Officer and Chief Operating Officer of America
                                                                        First Eureka Holdings, Inc. (holding company).
                                                                        Ms. Byerwalter also is on the Board of Directors
                                                                        of America First Companies, Omaha, NE

--------
* This trustee is an "interested person" of the trust.

                                                                        (venture capital/fund management) and Redwood
                                                                        Trust, Inc. (mortgage finance), and is Director of
                                                                        Stanford Hospitals and Clinics, SRI International
                                                                        (research) and LookSmart, Ltd. (an Internet
                                                                        infrastructure company).

WILLIAM A. HASLER                          Trustee                      Co-Chief Executive Officer, Aphton Corporation
November 22, 1941                                                       (bio-pharmaceuticals).  Prior to August 1998,
                                                                        Mr. Hasler was Dean of the Haas School of
                                                                        Business at the University of California,
                                                                        Berkeley (higher education).  Mr. Hasler also is
                                                                        on the Board of Directors of Solectron
                                                                        Corporation (manufacturing), Tenera, Inc.
                                                                        (services and software), Airlease Ltd. (aircraft
                                                                        leasing) and Mission West Properties (commercial
                                                                        real estate).

GERALD B. SMITH                            Trustee                      Chairman and Chief Executive Officer and founder
September 28, 1950                                                      of Smith Graham & Co. (investment advisors).
                                                                        Mr. Smith is also on the Board of Directors of
                                                                        Pennzoil-Quaker State Company (oil and gas) and
                                                                        Rorento N.V. (investments - Netherlands), and is
                                                                        a member of the audit committee of Northern
                                                                        Border Partners, L.P., a subsidiary of Enron
                                                                        Corp. (energy).

JEREMIAH H. CHAFKIN*                       Executive Vice               Executive Vice President, Asset Management
May 9, 1959                                President, Chief             Products and Services, Charles Schwab & Co.,
                                           Operating Officer and        Inc.; President and Chief Operating Officer,
                                           Trustee                      Charles Schwab Investment Management, Inc.
                                                                        Prior to September 1999, Mr. Chafkin was Senior
                                                                        Managing Director, Bankers Trust Company.

TAI-CHIN TUNG                              Treasurer and Principal      Senior Vice President and Chief Financial
March 7, 1951                              Financial Officer            Officer, Charles Schwab Investment Management,
                                                                        Inc.  From 1994 to 1996, Ms. Tung was Controller
                                                                        for Robertson Stephens Investment Management,
                                                                        Inc.

STEPHEN B. WARD                            Senior Vice President        Senior Vice President and Chief Investment
April 5, 1955                              and Chief Investment         Officer, Charles Schwab Investment Management,
                                           Officer                      Inc.

KOJI E. FELTON                             Secretary                    Vice President, Chief Counsel and Assistant
March 13, 1961                                                          Corporate Secretary, Charles Schwab Investment
                                                                        Management, Inc.  Prior to June 1998, Mr. Felton
                                                                        was a Branch Chief in Enforcement at the U.S.
                                                                        Securities and Exchange Commission in San
                                                                        Francisco.

--------
* This trustee is an "interested person" of the trust.

Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for Schwab Capital Trust, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.

The fund is overseen by a Board of Trustees. The Board of Trustees meets regularly to review the fund's activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of the fund's shareholders. The following table provides information concerning compensation of the trustees.

                                     ($)
Name of Trustee                    Aggregate               Pension or Retirement              ($)
                                  Compensation              Benefits Accrued as        Total Compensation
                                 from the Fund 1           Part of Fund Expenses       from Fund Complex 2
Charles R. Schwab

Jeremiah H. Chafkin

John P. Coghlan

Mariann Byerwalter

Donald F. Dorward

William A. Hasler

Robert G. Holmes

Gerald B. Smith

Donald R. Stephens

Michael W. Wilsey



                           DEFERRED COMPENSATION PLAN

Trustees who are not "interested persons" of the trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


-------
1 Estimated compensation for the fiscal year ended December 31, 2002.

2 Unless otherwise stated, information is for the fund complex, which included
  44 funds as of February 2, 2002.

As of February 2, 2002, the officers and trustees of the trust, as a group, owned of record or beneficially, less than 1% of the outstanding voting securities of the fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive a graduated annual fee payable monthly based on the fund's average daily net assets as described below.

First $1 billion - 0.38%
More than $1 billion but not exceeding $10 billion - 0.35%
More than $10 billion but not exceeding $20 billion - 0.32%
More than $20 billion but not exceeding $40 billion - 0.30%
More than $40 billion - 0.27%.

The investment adviser and Schwab have contractually guaranteed that through at least April XX, 200X, total operating expenses of the Sweep Shares of the Schwab Massachusetts Municipal Money Fund (excluding interest, taxes, certain non-routine and money fund insurance expenses, if any) will not exceed 0.60% of average daily net assets. The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of the fund. The expense cap is not intended to cover all fund expenses, and the fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest, taxes and money fund insurance, if any, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.

                                  DISTRIBUTOR

Pursuant to an agreement, Schwab is the principal underwriter for shares of the fund and is the trust's agent for the purpose of the continuous offering of the fund's shares. The fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the fund's prospectuses, financial reports and other informational literature about the fund. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent under its contract with the fund, Schwab is entitled to receive an annual fee from the fund, payable monthly in the amount of 0.25% of the fund's average daily net assets. For the services performed as shareholder services agent under its contract with the fund, Schwab is entitled to receive an annual fee payable monthly in the amount of 0.20% of the average daily net assets of the fund.

                         CUSTODIAN AND FUND ACCOUNTANT

PFPC Trust Company, 8800 Tinicum Blvd, Third Floor Suite 200, Philadelphia, PA 19153, serves as custodian for the fund and PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809, serves as fund accountant.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the fund. The fund accountant maintains all books and records related to the fund's transactions.

                            INDEPENDENT ACCOUNTANTS

The fund's independent accountants, ______________, audits and reports on the annual financial statements of each series of the trusts and reviews certain regulatory reports and the fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when a trust engages them to do so. Their address is ______________. The fund's audited financial statements for the fiscal year ending December 31, 2002, will be included in the fund's annual report, which is a separate report supplied with the SAI.

                                 OTHER EXPENSES

The fund pays other expenses that typically are connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the fund. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the fund's portfolio turnover rate for reporting purposes is expected to be near zero.

                             PORTFOLIO TRANSACTIONS

In effecting securities transactions for the fund, the investment adviser seeks to obtain best execution. Subject to the supervision of the Board of Trustees, the investment adviser will select brokers and dealers for the fund on the basis of a number of factors, including, for example, price paid for securities clearance, settlement, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, and order of call.

When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to its other clients, including mutual funds.

The fund expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

The investment decisions for the fund are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as the fund. When two or more accounts managed by the investment adviser have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for the fund. However, it is the opinion of the Board of Trustees that the benefits conferred by the investment adviser outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                            DESCRIPTION OF THE TRUST

The fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by the fund or share class. The fund's or class's minimum initial investment, minimum additional investment and minimum balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice. The minimums may also be waived for investment programs such as those programs designated for college savings or graduation gifts.

The fund may hold special meetings of shareholders, which may cause it to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. The

Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that the fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at net asset value per share as determined in accordance with the bylaws.

           PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
                             SHAREHOLDER DOCUMENTS

                   PURCHASING AND REDEEMING SHARES OF THE FUND

The fund is open for business each day that both the New York Stock Exchange
(NYSE) and the Federal Reserve Bank of New York (the Fed) are open. The fund reserves the right to open on days the NYSE is closed but the Fed is open. The following holiday closings are currently scheduled for 2002: New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Thanksgiving Day and Christmas Day. On any day that the Fed or principal government securities markets close early, such as days in advance of holidays, the fund reserves the right to advance the time by which purchase, redemption and exchange orders must be received on that day.

As long as the fund or Schwab follows reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

The fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of the fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.

                          EXCHANGING SHARES OF THE FUND

Shares of any SchwabFund, including any class of shares, may be sold and shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirements of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments.

                                PRICING OF SHARES

The fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the fund's investments at amortized cost with market values. When determining market values for portfolio securities, the fund uses market quotes if they are readily available. In cases where quotes are not readily available, the fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities.

The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and the fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.

If the fund's NAV calculated using market values declined, or was expected to decline, below the fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the fund's NAV (calculated using market values) were to increase, or were anticipated to increase above the fund's $1.00 NAV (calculated using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the fund's $1.00 NAV.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing the fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing the fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call the fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUND

It is the fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, the fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in the fund.

On each business day that the NAV of the fund is determined, such fund's net investment income will be declared after the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. For the fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of the month. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. The fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.

The fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the fund generally consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to the fund. If the fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees.

Any dividends declared by the fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. The fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The fund does not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by the fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

The fund may engage in investment techniques that may alter the timing and character of its income. The fund may be restricted in its use of these techniques by rules relating to its qualifications as regulated investment companies.

The fund will be required in certain cases to withhold and remit to the U.S. Treasury tax at the applicable rate on taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends;
(3) fails to provide a certified statement that he or she is not subject to "backup withholding" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

If, at the close of each quarter of its taxable year, at least 50% of the value of the fund's assets consist of obligations the interest on which is excludable from gross income, the fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.

Exempt-interest dividends may nevertheless be subject to the federal alternative minimum tax (AMT) imposed by Section 55 of the Code. The AMT is imposed at rates of 26% and 28%, in the case of non-corporate taxpayers, and at the rate of 20%, in the case of corporate taxpayers, to the extent it exceeds the taxpayer's federal income tax liability. The AMT may be imposed in the following two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally be an item of tax preference (and, therefore, potentially subject to AMT) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporations' alternative minimum taxable income for purposes of determining the AMT.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest that may have an effect on the ability of the fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the fund is not deductible for federal income tax purposes. Furthermore, the fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") or facilities financed by industrial development private activity bonds. Such persons should consult their tax advisors before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facilities financed from the proceeds of such bonds.

                        MASSACHUSETTS TAX CONSIDERATIONS

The following tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the fund's transactions. Investors should consult a tax advisor for more detailed information about state taxes to which they may be subject.

Under current law, investors in the fund will not be subject to the Massachusetts personal income tax on distributions from the fund attributable to interest income from Massachusetts municipal securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities. Massachusetts requires that the fund properly designate such dividends in a written notice mailed to the fund's shareholders not later than sixty days after the close of the fund's taxable year.

Distributions which qualify as capital gain dividends for federal income tax purposes also are exempt from Massachusetts personal income taxation, to the extent that the distributions are attributable to gains from the sale or exchange of certain Massachusetts obligations, and are properly designated as such in a written notice mailed to the fund's shareholders not later than sixty days after the close of the fund's tax year.

Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax.

                         CALCULATION OF PERFORMANCE DATA

The fund's seven-day yield will be calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.

The fund's effective seven-day yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, with the resulting yield figure carried to at least the nearest one hundredth of one percent.

The fund's taxable-equivalent seven-day yield will be calculated by dividing that portion of the fund's seven-day yield (as described above) that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the fund's yield that is not tax-exempt.

The fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, the fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year end.

The performance of the fund may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The fund will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the fund's performance to be higher or lower than that of an index.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                                   FITCH, INC.

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

                                     PART C
                                OTHER INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS


Item 23. Financial Statements and Exhibits.

    (b)       Exhibits

    (a)       Articles of      Amended and Restated Agreement and Declaration of Trust, dated May 9, 1995, is
              Incorporation    incorporated by reference to Exhibit (1), File No. 811-5954 of Post-Effective
                               Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was
                               electronically filed on February 14, 1998.

    (b)       By-laws          Amended and Restated By-Laws are incorporated by reference to Exhibit (2), File
                               No. 811-5954 of Post-Effective Amendment No. 23 to Registrant's Registration
                               Statement on Form N-1A, was electronically filed on March 29, 1996.

    (c)       Instruments      (i)  Article III, Sections 4 and 5; Article IV, Section 1; Article V;
              Defining              Article VI, Section 2; Article VIII, Section 4; and Article IX,
              Rights of             Sections 1, 4 and 7 of the Agreement and Declaration of Trust are
              Shareholders          incorporated by reference to Exhibit (1), File 811-5954 above.

                               (ii) Article 9 and Article 11 of the By-Laws are incorporated by reference to Exhibit (2), File 811-5954 above.

    (d)       Investment       (i)  Investment Advisory and Administration Agreement between Registrant and
              Advisory              Charles Schwab Investment Management, Inc. (the "Investment Adviser")
              Contracts             with respect to Schwab Money Market Fund, Schwab Government Money Fund
                                    and Schwab Municipal Money Fund, dated April 30, 1999, is incorporated herein by reference to Exhibit (d)(i), File No. 811-5954 of Post-Effective Amendment
                                    No. 37 to Registrant's Registration Statement on Form N-1A, was
                                    electronically filed on April 27, 1999.

                              (ii)  Schedule A to the Investment Advisory and Administration Agreement between
                                    Registrant and the Investment Adviser with respect to Schwab Money Market
                                    Fund, Schwab Government Money Fund and Schwab Municipal Money Fund is
                                    incorporated herein by reference to Exhibit 5(b), File No. 811-5954 of
                                    Post-Effective Amendment No. 27 to Registrant's Registration Statement of
                                    Form N-1A, was electronically filed on April 30, 1997.


                               (iii)    Schedule B to the Investment Advisory and Administration Agreement
                                        between Registrant and the Investment Adviser with respect to Schwab
                                        Money Market Fund, Schwab Government Money Fund and Schwab Municipal
                                        Money Fund, is incorporated herein by reference to Exhibit 5(c), File No.
                                        811-5954 of Post-Effective Amendment No. 27 to Registrant's Registration
                                        Statement on Form N-1A, was electronically filed on April 30, 1997.

                                (iv)    Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(d), File No. 811-5954 of Post-Effective
                                        Amendment No. 27 to Registrant's Registration Statement on Form N-1A, was
                                        electronically filed on April 30, 1997.

                                 (v)    Form of Schedule A to the Investment Advisory and Administration
                                        Agreement Registrant and the Investment Adviser dated June 15, 1994, is filed herewith as Exhibit (d)(v), to File No. 811-5954.

                                (vi)    Schedule B to the Investment Advisory and Administration Agreement between
                                        Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit(5)(f), File No. 811-5954 of Post-Effective
                                        Amendment No. 27 to Registrant's Registration Statement on Form N-1A, was
                                        electronically filed on April 30, 1997.

                                (vii)   Schedule C to the Investment Advisory and Administration Agreement
                                        between Registrant and the Investment Adviser with respect to Schwab
                                        California Municipal Money Fund, Schwab U.S. Treasury Money Fund,
                                        Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money
                                        Fund,(R)Schwab Retirement Money Fund,(R)and Schwab New York Municipal
                                        Money Fund, dated June 15, 1994, is incorporated herein by reference to
                                        Exhibit (5)(g), File No. 811-5954 of Post-Effective Amendment No. 27 to
                                        Registrant's Registration Statement of Form N-1A, was electronically filed on April 30, 1997.

                               (viii)   Form of Schedule D to the Investment Advisory and Administration
                                        Agreement between Registrant and the Investment Adviser dated June 15,
                                        1994, is herewith filed as Exhibit (d)(viii), to File No. 811-5954.

    (e)       Underwriting       (i)    Distribution Agreement between Registrant and Charles Schwab & Co.,
              Contracts                 Inc. ("Schwab"), dated June 15, 1994, is incorporated by reference to
                                        Exhibit (6)(a), File No. 811-5954 of Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                                (ii)    Form of Schedule A to the Distribution Agreement between Registrant and
                                        Schwab is filed herewith as Exhibit (e)(ii), to File No. 811-5954.

    (f)       Bonus or                  Inapplicable.
              Profit Sharing
              Contracts

    (g)       Custodian          (i)    Custodian Services Agreement between Registrant and PNC Bank, N.A.
              Agreements                (formerly, Provident National Bank) dated April 8, 1991, is incorporated by reference to Exhibit (8)(k), File No. 811-5954 of
                                        Post-Effective Amendment No. 33 to Registrant's Registration Statement
                                        on Form N-1A, was electronically filed on February 14, 1998.

                                (ii)    Form of Schedule A to the Custodian Services Agreement is herewith filed as Exhibit (g)(ii), to File No. 811-5954.

                                (iii)   Amendment Nos. 1 and 2 to the Custodian Services Agreement referred to at Exhibit (8)(k) above is incorporated by reference to Exhibit (8)(n),
                                        File No. 811-5954 of Post-Effective Amendment No. 33 to the
                                        Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                                (iv)    Accounting Services Agreement between Registrant and PFPC Inc.
                                        (formerly, Provident Financial Processing Corporation) dated April 8,
                                        1991, is incorporated by reference to Exhibit (8)(a), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration
                                        Statement on Form N-1A, was electronically filed on February 14, 1998.

                                 (v)    Form of Schedule B to the Accounting Services Agreement referred to at
                                        Exhibit (8)(a) is herewith filed as Exhibit (g)(v), to File No.
                                        811-5954.

                                (vi)    Amendment Nos. 1 and 2 to the Accounting Services Agreement referred to at Exhibit (8)(a) above is incorporated by reference to Exhibit (8)(d),
                                        File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on
                                        February 14, 1998.

                                (vii)   Amended and Restated Transfer Agency Agreement and Schedule B between
                                        Registrant and Schwab dated June 5, 1995, is incorporated by reference to
                                        Exhibit (8)(e), File No 811-5954 of Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on Form N-1A, was electronically filed February 14, 1998.

                               (viii)   Form of Schedule A and Schedule C to the Amended and Restated Transfer
                                        Agency Agreement is herewith filed as Exhibit (a)(viii), to File No.
                                        811-5954.

                                (ix)    Shareholder Service Agreement between Registrant and Schwab, dated May 1,
                                        1993, is incorporated by reference to Exhibit (8)(h), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement
                                        on Form N-1A, was electronically filed on February 14, 1998.

                                 (x)    Schedule B to the Shareholder Service Agreement between Registrant and Schwab referred to at Exhibit (8)(h) above is incorporated by reference to Exhibit (8)(i), File No. 811-5954 of Post-Effective
                                        Amendment No. 33 to Registrant's Registration Statement on Form N-1A,
                                        was electronically filed on February 14, 1998.

                                (xi)    Form of Schedules A and C to the Shareholder Service Agreement are
                                        filed herewith as Exhibit (g)(xi), to File No. 811-5954.

    (h)       Other Material            Inapplicable.
              Contracts

    (i)       Legal Opinion             To be filed by amendment.

    (j)       Other Opinion             To be filed by amendment.

    (k)       Omitted                   Inapplicable.
              Financial
              Statements

    (l)       Initial            (i)    Purchase Agreement between Registrant and Schwab relating to the Schwab
              Capital                   U.S. Treasury Money Fund is incorporated by reference to Exhibit
              Agreements                (13)(a), File No. 811-5954 of Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.


                                (ii)    Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage
                                        Money Fund is incorporated by reference to Exhibit (13)(b), File No. 811-5954 of
                                        Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was
                                        electronically filed on February 14, 1998.

                                (iii)   Purchase Agreement between Registrant and Schwab relating to the Schwab Retirement Money
                                        Fund(R) and the Schwab Institutional Advantage Money Fund(R) is incorporated by reference to
                                        Exhibit (13)(c), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                                (iv)    Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal
                                        Money Fund is incorporated by reference to Exhibit (13)(d), File No. 811-5954 of
                                        Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was
                                        electronically filed on February 14, 1998.

                                (v)     Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money
                                        Fund-Value Advantage Shares is incorporated by reference to Exhibit (13)(e), File No.
                                        811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form
                                        N-1A, was electronically filed on February 14, 1998.

                                (vi)    Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal
                                        Money Fund-Value Advantage Shares is incorporated by reference to Exhibit (13)(f), File No.
                                        811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form
                                        N-1A, was electronically filed on February 14, 1998.

                                (vii)   Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal
                                        Money Fund-Value Advantage Shares is incorporated by reference to Exhibit (13)(g), File No.
                                        811-5954 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form
                                        N-1A, was electronically filed on February 14, 1998.

                                (viii)  Purchase Agreement between Registrant and Schwab relating to the Schwab Government Cash
                                        Reserves Fund is incorporated by reference to Exhibit (13)(h), File No. 811-5954 of
                                        Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, was
                                        electronically filed on April 30, 1999.


                                (ix)    Purchase Agreement between Registrant and Schwab relating to the Schwab New Jersey Municipal
                                        Money Fund is incorporated by reference to Exhibit (13)(i), File No. 811-5954 of
                                        Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was
                                        electronically filed on February 14, 1998.

                                (x)     Purchase Agreement between Registrant and Schwab relating to the Schwab Pennsylvania
                                        Municipal Money Fund is incorporated by reference to Exhibit (13)(j), File No. 811-5954 of
                                        Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was
                                        electronically filed on February 14, 1998.

                                (xi)    Purchase Agreement between Registrant and Schwab relating to the Schwab Florida Municipal
                                        Money Fund is incorporated by reference to Exhibit (13)(k), File No. 811-5954 of
                                        Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, was
                                        electronically filed on April 30, 1999.

                                (xii)   Purchase Agreement between Registrant and Schwab relating to the Schwab Massachusetts
                                        Municipal Money Fund is filed herewith as Exhibit (l)(xii), to File No. 811-5954.

    (m)       Rule 12-b1 Plan           Inapplicable
    (n)       Financial Data            Inapplicable
              Schedules

    (o)       Rule 18f-3 Plan   (i)     Form of Amended and Restated Multiple Class Plan of Registrant and Schedule A are
                                        incorporated by reference to Exhibit (18), File No. 811-5954 of Post-Effective Amendment No.
                                        25 to Registrant's Registration Statement on Form N-1A, was electronically filed on February
                                        21, 1997.

    (p)       Power of          (i)     Power of Attorney executed by Mariann Byerwalter, February 14, 2001, is
              Attorney                  incorporated by reference to Exhibit (p)(i), File No. 811-5954 of
                                        Post-Effective Amendment No. 40 to Registrant's Registration Statement
                                        on Form N-1A, was electronically filed on April 26, 2001.

                                (ii)    Power of Attorney executed by William A. Hasler, February 14, 2001, is incorporated by reference to Exhibit (p)(ii), File No. 811-5954 of
                                        Post-Effective Amendment No. 40 to Registrant's Registration Statement
                                        on Form N-1A, was electronically filed on April 26, 2001.

                               (iii)    Power of Attorney executed by Gerald B. Smith, February 14, 2001, is incorporated by reference to Exhibit (p)(iii), File No. 811-5954 of
                                        Post-Effective Amendment No. 40 to Registrant's Registration Statement
                                        on Form N-1A, was electronically filed on April 26, 2001.

                               (iv)     Power of Attorney executed by Charles R. Schwab, February 14, 2001, is incorporated by reference to Exhibit (p)(iv), File No. 811-5954 of
                                        Post-Effective Amendment No. 40 to Registrant's Registration Statement
                                        on Form N-1A, was electronically filed on April 26, 2001.

                               (v)      Power of Attorney executed by Jeremiah H. Chafkin, November 21, 2000, to
                                        Post-Effective Amendment No. 39 to the Registrant's Registration
                                        Statement on Form N-1A, electronically filed on February 9, 2001, is incorporated herein by reference to Exhibit (p)(v), File No. 811-5954.

                               (vi)     Power of Attorney executed by John Coghlan, February 14, 2001, is incorporated by reference to Exhibit (p)(vi), File No. 811-5954 of
                                        Post-Effective Amendment No. 40 to Registrant's Registration Statement
                                        on Form N-1A, was electronically filed on April 26, 2001.

                               (vii)    Power of Attorney executed by Donald F. Dorward, February 14, 2001, is incorporated by reference to Exhibit (p)(vii), File No. 811-5954 of
                                        Post-Effective Amendment No. 40 to Registrant's Registration Statement
                                        on Form N-1A, was electronically filed on April 26, 2001.

                               (viii)   Power of Attorney executed by Robert G. Holmes, February 14, 2001, is incorporated by reference to Exhibit (p)(viii), File No. 811-5954 of
                                        Post-Effective Amendment No. 40 to Registrant's Registration Statement
                                        on Form N-1A, was electronically filed on April 26, 2001.

                               (ix)     Power of Attorney executed by Donald R. Stephens, February 14, 2001, is incorporated by reference to Exhibit (p)(ix), File No. 811-5954 of
                                        Post-Effective Amendment No. 40 to Registrant's Registration Statement
                                        on Form N-1A, was electronically filed on April 26, 2001.

                               (x)      Power of Attorney executed by Michael W. Wilsey, February 14, 2001, is incorporated by reference to Exhibit (p)(x), File No. 811-5954 of
                                        Post-Effective Amendment No. 40 to Registrant's Registration Statement
                                        on Form N-1A, was electronically filed on April 26, 2001.

                               (xi)     Power of Attorney executed by Tai-Chin Tung, February 14, 2001, is incorporated by reference to Exhibit (p)(xi), File No. 811-5954 of
                                        Post-Effective Amendment No. 40 to Registrant's Registration Statement
                                        on Form N-1A, was electronically filed on April 26, 2001.

                               (xii)    Certificate of Assistant Secretary executed by Alice L. Schulman, August
                                         20, 2001, is filed herewith as Exhibit (p)(xii), File No. 811-5954.



Item 24. Persons Controlled by or under Common Control with Registrant.

Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Manager; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25. Indemnification.

Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future as well as provider of advisory services to the Schwab Fund for Charitable Giving and to Charles Schwab Asset Management (Ireland) Limited.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.


Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------- ------------------------------------------------- ----------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman, Director
Chairman, Chief Executive
Officer and Trustee
                                 The Charles Schwab Corporation                    Chairman and Co-Chief Executive
                                                                                   Officer, Director

                                 Charles Schwab Investment Management, Inc.        Chairman, Director

                                 Schwab Holdings, Inc.                             Chief Executive Officer, Director

                                 Charles Schwab Limited (U.K.)                     Chairman and Chief Executive
                                                                                   Officer

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive
                                                                                   Officer

                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive
                                                                                   Officer

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

                                 The Gap, Inc.                                     Director

                                 Audiobase, Inc.                                   Director

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------- ------------------------------------------------- ----------------------------------
                                 Vodaphone AirTouch PLC                            Director

                                 Siebel Systems                                    Director

                                 Xign, Inc.                                        Director

                                 The Charles Schwab Trust Company                  Director until July 2001

                                 Mayer & Schweitzer, Inc.                          Chairman and Director until
                                                                                   January 1999

                                 Schwab Retirement Plan Services, Inc.             Chairman, Director until January
                                                                                   1999

                                 Performance Technologies, Inc.                    Chairman, Director until January
                                                                                   1999

                                 TrustMark, Inc.                                   Chairman and Director until
                                                                                   January 1999

David S. Pottruck                Charles Schwab & Co., Inc.                        President and Chief Executive
                                                                                   Officer, Director

                                 The Charles Schwab Corporation                    President and Co-Chief Executive
                                                                                   Officer, Director

                                 Charles Schwab Investment Management, Inc.        Director

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

                                 Schwab (SIS) Holdings, Inc. I                     President and Chief Operating
                                                                                   Officer

                                 Schwab Holdings, Inc.                             President and Chief Operating
                                                                                   Officer, Director

                                 Schwab International Holdings, Inc.               President and Chief Operating
                                                                                   Officer

                                 Schwab Retirement Plan Services, Inc.             Director until January 1999

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------- ------------------------------------------------- ----------------------------------
                                 Charles Schwab Limited (U.K.)                     Director until January 1999

                                 Mayer & Schweitzer, Inc.                          Director until January 1999

                                 Performance Technologies, Inc.                    Director until January 1999

                                 TrustMark, Inc.                                   Director until January 1999

John P. Coghlan                  Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
President and Trustee                                                              President - Retirement Plan
                                                                                   Services and Services for
                                                                                   Investment Managers

                                 Charles Schwab Investment Management, Inc.        Chief Executive Officer and
                                                                                   Director

                                 The Charles Schwab Corporation                    Vice Chairman and Executive Vice
                                                                                   President

                                 The Charles Schwab Trust Company                  President, Chief Executive
                                                                                   Officer and Director

                                 TrustMark, Inc.                                   President and Director

                                 Charles Schwab Asset Management (Ireland) Ltd.    Director

                                 Charles Schwab Worldwide Funds PLC                Director

                                 Performance Technologies, Inc.                    Director

                                 Schwab Retirement Plan Services, Inc.             Director

Willie C. Bogan                  The Charles Schwab Corporation                    Assistant Corporate Secretary

                                 Charles Schwab & Co., Inc.                        Vice President and Assistant
                                                                                   Corporate Secretary

                                 Charles Schwab Investment Management, Inc.        Assistant Corporate Secretary

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------- ------------------------------------------------- ----------------------------------
                                 The Charles Schwab Trust Company                  Assistant Corporate Secretary
                                                                                   until February 2000

Jeremiah H. Chafkin, Executive   Charles Schwab & Co., Inc.                        Executive Vice President, Asset
Vice President, Chief                                                              Management Products and
Operating Officer and Trustee                                                      Services.  Prior to September
                                                                                   1999, Mr. Chafkin was Senior
                                                                                   Managing Director, Bankers Trust
                                                                                   Company.

                                 Charles Schwab Investment Management, Inc.        President and Chief Operating
                                                                                   Officer

                                 Charles Schwab Asset Management (Ireland) Ltd.    Director

Karen W. Chang                   Charles Schwab & Co., Inc.                        Enterprise President - General
                                                                                   Investor Services

Koji E. Felton,                  Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                          Counsel and Assistant Corporate
                                                                                   Secretary

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Financial Officer

Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Corporate Oversite and Corporate
                                                                                   Secretary

Lon Gorman                       Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                   President - Capital Markets and
                                                                                   Trading

Daniel O. Leemon                 Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Strategy Officer

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------- ------------------------------------------------- ----------------------------------
Dawn G. Lepore                   Charles Schwab & Co., Inc.                        Vice Chairman of Technology and
                                                                                   Administration

Frederick E. Matteson            Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Technology Services

Mary McLeod                      Charles Schwab & Co., Inc.                        Executive Vice President - Human
                                                                                   Resources

John P. McGonigle                Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Mutual Funds

Geoffrey J. Penney               Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Financial Products and
                                                                                   International Technology

Gideon Sasson                    Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

Elizabeth G. Sawi                Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Administrative Officer

Tai-Chin Tung,                   Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Treasurer and Principal                                                            Financial Officer
Financial Officer

                                 The Charles Schwab Trust Company                  Vice President

Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Senior Vice President and                                                          Investment Officer
Chief Investment Officer
                                 The Charles Schwab Trust Company                  Chief Investment Officer



Item 27.         Principal Underwriters.

                 (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for Schwab Investments, Schwab Annuity Portfolios, Great-West Life & Insurance Company Variable Annuity - 1 Series Account, and Excelsior Venture Investors III, LLC.

                 (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

                 (c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained pursuant to
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PNC Bank, National Association, Broad and Market Streets, Philadelphia, Pennsylvania 19104 (ledgers, receipts and brokerage orders); Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Ropes & Gray, counsel to Registrant, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (minute books, bylaws and declaration of trust).

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post Effective Amendment No. 41 to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on this 15th day of November, 2001.


                                The Charles Schwab Family of Funds
                                Registrant

                                Charles R. Schwab*
                                ------------------
                                Charles R. Schwab, Chairman Chief
                                Executive Officer and Trustee

        Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 15th day of November, 2001.

Signature                       Title
---------                       -----
Charles R. Schwab*              Chairman, Chief Executive Officer and Trustee
--------------------
Charles R. Schwab

John Coghlan*                   President and Trustee
--------------------
John Coghlan

Jeremiah H. Chafkin*            Executive vice President, Chief Operating Officer
--------------------            and Trustee
Jeremiah H. Chafkin

Mariann Byerwalter*             Trustee
--------------------
Mariann Byerwalter

Donald F. Dorward*              Trustee
--------------------
Donald F. Dorward

William A. Hasler*              Trustee
--------------------
William A. Hasler

Robert G. Holmes*               Trustee
--------------------
Robert G. Holmes

Gerald B. Smith*                Trustee
--------------------
Gerald B. Smith

Donald R. Stephens*             Trustee
--------------------
Donald R. Stephens

Michael W. Wilsey*              Trustee
--------------------
Michael W. Wilsey

Tai-Chin Tung*                  Treasurer and Principal Financial Officer
--------------------
Tai-Chin Tung


*By: /s/ Richard W. Grant
     --------------------
     Richard W. Grant, Attorney-in-Fact
       pursuant to Powers of Attorney

                                  EXHIBIT INDEX

EXH. NO.          DOCUMENT
--------          --------
(d)(v)            Schedule A Advisory Agreement
(d)(viii)         Schedule D Advisory Agreement
(e)(ii)           Schedule A Distribution Agreement
(g)(ii)           Schedule A Custodian Agreement
(g)(v)            Schedule B Accounting Agreement
(g)(viii)         Schedule A and C Transfer Agency Agreement
(g)(xi)           Schedule A and C Shareholder Service Agreement
(l)(xii)          Form of Purchase Agreement
(p)(xi)           Assistant Secretary's Certificate